INCOME TAXES - Deferred Assets and Liabilities (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Increase (decrease) to the valuation allowance	CAD 276
Deferred Tax Assets, Net [Abstract]
Tax loss and credit carryforwards	2,049	CAD 1,325
Difference in accounting and tax bases of impaired assets and assets held for sale	1,168	916
Regulatory and other deferred amounts	277	231
Unrealized foreign exchange losses on long-term debt	446	589
Financial instruments	34	111
Other	287	132
Deferred tax assets, gross	4,261	3,304
Less: Valuation allowance	1,336	1,060
Deferred tax assets, net of Valuation allowance	2,925	2,244
Deferred Tax Liabilities, Net [Abstract]
Difference in accounting and tax bases of plant, property and equipment and PPAs	9,015	6,441
Equity investments	905	656
Taxes on future revenue requirement	198	227
Other	156	55
Deferred tax liabilities, gross	10,274	7,379
Net Deferred Income Tax Liabilities	7,349	5,135
Deferred Income Tax Assets
Intangible and other assets (Note 12)	313	9
Deferred Income Tax Liabilities
Deferred income tax liabilities	CAD 7,662	CAD 5,144